Advanced Series Trust

AST Small-Cap Growth Portfolio

Supplement dated August 3, 2022 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST Small-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

I.	New Subadvisory Arrangements, Investment Strategy, and Benchmark Change

The Board of Trustees of the Trust (the Board) on behalf of the Portfolio approved: (i) adding Driehaus Capital Management LLC, Massachusetts Financial Services Company, and Victory Capital Management Inc. as additional subadvisers to the Portfolio, to serve alongside Emerald Mutual Fund Advisers Trust and UBS Asset Management (Americas) Inc., (ii) revising the investment strategy of the Portfolio, and (iii) changing the Portfolio’s primary and secondary benchmark indexes. These changes are expected to become effective on or about September 12, 2022.

To reflect the changes described above, the Prospectus is hereby revised as follows, effective September 12, 2022:

A.

The description of the Portfolio’s principal investment strategies in the “SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO—INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small-capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Growth Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.

The Portfolio seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage, as well as in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

B.

The information under “Past Performance” in the “SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus, is hereby revised to include the information set forth below:

Note: Effective September 12, 2022, the Portfolio added subadvisers and changed its investment strategy. The performance figures prior to September 12, 2022 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of all of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

Prior to September 12, 2022, the Portfolio’s primary benchmark indexes was the Russell 2000® Index and the Portfolio’s secondary benchmark was the Russell 2000® Growth Index. For periods from September 12, 2022 and thereafter, the Portfolio’s primary benchmark index will be the Russell 2000® Growth Index.

C.	The table in the “SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO—MANAGEMENT OF THE PORTFOLIO” section of the Prospectus is hereby revised by adding the information set forth below:
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	December 2021
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	December 2021
	UBS Asset Management (Americas) Inc.	David Wabnik	Head of US Small Cap Growth Equities, Senior Portfolio Manager, and Executive Director	April 2016
		Samuel Kim	CFA Co-Portfolio Manager and Executive Director	April 2016
	Emerald Mutual Fund Advisers Trust	Kenneth G. Mertz II	CFA Chief Investment Officer and President	April 2012
		Stacey L. Sears	Senior Vice President	April 2012
		Joseph W. Garner	Director of Research	April 2012
	Driehaus Capital Management LLC	Jeffrey James	Lead Portfolio Manager	September 2022
		Michael Buck	Portfolio Manager and Senior Analyst	September 2022
		Prakash Vijayan	Assistant Portfolio Manager	September 2022
	Massachusetts Financial Services Company	Michael S. Grossman	Investment Officer	September 2022
	Victory Capital Management Inc.	D. Scott Tracy	Chief Investment Officer	September 2022
		Stephen J. Bishop	Portfolio Manager	September 2022
		Melissa Chadwick-Dunn	Portfolio Manager	September 2022
		Christopher W. Clark	Portfolio Manager	September 2022
		Paul Leung	Portfolio Manager	September 2022

D..

The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST—AST SMALL-CAP GROWTH PORTFOLIO—Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

Principal Investment Policies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small-capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Growth Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.

The Portfolio seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage, as well as in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Portfolio is allocated among five subadvisers: Driehaus, Emerald, MFS, UBS, and Victory Capital (each as defined below). The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

Driehaus Capital Management LLC (Driehaus) is responsible for managing a portion of the Portfolio’s assets.  Driehaus uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers.  Investment decisions are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions.  These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.  The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price.  Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Emerald Mutual Fund Advisers Trust (Emerald) is also responsible for managing a portion of the Portfolio’s assets. Emerald seeks to maximize returns and minimize risks by capitalizing on the inefficiencies inherent in today’s small-cap markets. Emerald is dedicated to fundamental, bottom-up research designed to identify unrecognized, under-researched, undervalued as well as overvalued companies. Emerald strives to construct portfolios which bear little resemblance to the broad market and are comprised of companies that are well known to Emerald.

Massachusetts Financial Services Company (MFS) is responsible for managing a portion of the Portfolio’s assets. MFS normally invests the portion of the Portfolio’s assets assigned to it primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing the portion of the Portfolio’s assets assigned to MFS in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While MFS may invest the Portfolio's assets in securities of companies of any size, MFS primarily invests in securities of small-capitalization companies. MFS may invest the Portfolio’s assets in foreign securities. MFS normally invests the Portfolio’s assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability.

UBS Asset Management (Americas) Inc. (UBS) is responsible for managing a portion of the Portfolio’s assets. In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, UBS considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. UBS may cause the Portfolio to invest in emerging growth companies, which are companies that UBS expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

Victory Capital Management Inc. (Victory Capital) is responsible for managing a portion of the Portfolio’s assets. Victory Capitals’s investment franchise, RS Investments, employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations. The investment team regularly reviews the portion of the Portfolio’s assets assigned to Victory Capital and will sell securities when the team believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with Victory Capital’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive. As a result of Victory Capital’s investment process, it may be focused in one or more economic sectors from time to time, including the information technology sector.

Because the Portfolio invests primarily in common stocks, the primary risk of investing in the Portfolio is that the value of the stocks it holds might decrease, and you could lose money. The prices of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets as a whole, a company’s individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Other Investments:

The Portfolio may invest to a lesser degree in types of securities other than common stocks, including preferred stocks, warrants, and convertible securities. In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:

Foreign Securities. The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies, or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. American Depository Receipts and foreign issuers traded in the United States are not considered to be Foreign Securities for purposes of this investment limitation.

Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively derivative instruments). The Portfolio may use derivative instruments to hedge the value of its portfolio against potential adverse movements in securities prices, currency exchange rates or interest rates.

E.	The section of the Prospectus entitled “INVESTMENT SUBADVISERS” is hereby modified to add the information set forth below:

 Driehaus Capital Management LLC (Driehaus) is an independent investment adviser based in Chicago, Illinois. Driehaus manages equity strategies and multi-asset alternative investment strategies on behalf     of institutional and wealth management clients. Driehaus offers investment strategies managed by the four dedicated investment teams: US Growth Equities, International Growth Equities, Emerging Markets, and Alternative Investments. As of June 30, 2022, Driehaus had $11.235 billion in assets under management.

F.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED—PORTFOLIO MANAGERS— AST SMALL-CAP GROWTH PORTFOLIO” is hereby deleted and replaced with the information set forth below:

PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.

Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.

Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1. 5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.

Driehaus Capital Management LLC (Driehaus). The portfolio managers who will be jointly and primarily responsible for management of the segment of the Portfolio managed by Driehaus are Jeffrey James, Michael Buck and Prakash Vijayan.

Jeffrey James is the lead portfolio manager for the Micro Cap Growth, Small Cap Growth and Small/Mid Cap Growth strategies. In his role as portfolio manager, Mr. James has final responsibility for the strategies’ portfolio construction, risk management and buy/sell decisions. Additionally, Mr. James is responsible for implementation of the investment philosophy, idea generation as well as the evaluation of macro-level trends and the market environment. Mr. James began his career with Lehman Brothers in 1990. From 1991 to 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an analyst and joined Driehaus Capital Management in 1997 as a sector analyst covering the information technology and energy sectors for the firm’s Small Cap Growth and Mid Cap Growth strategies. In 1998, Mr. James began managing the Driehaus Micro Cap Growth strategy. From 2001 to 2005, Mr. James also served as portfolio manager for the firm’s long/short hedge fund. Mr. James was named portfolio manager of the Driehaus Small Cap Growth strategy in 2006 and portfolio manager of the Driehaus Small/Mid Cap Growth strategy in 2012. Mr. James received his B.S. in finance from Indiana University in 1990 and his M.B.A. from DePaul University in 1995.

Michael Buck is a portfolio manager and a senior analyst on the US Growth Equities Team with a focus on the consumer discretionary, consumer staples and financials sectors. Mr. Buck’s in-depth fundamental research, idea generation and buy/sell recommendations are leveraged across the Micro Cap Growth, Small Cap Growth and Small/Mid Cap Growth strategies. As portfolio manager for these three strategies, Mr. Buck is also responsible for providing depth of leadership to the team. Mr. Buck began his career at Deloitte Consulting, LLC as a business analyst until he joined Driehaus Capital Management in 2002. Mr. Buck received his B.A. and B.M. in economics and cello performance from Northwestern University in 2000.

Prakash Vijayan is an assistant portfolio manager and senior analyst on the US Growth Equities Team with a focus on the information technology and communication services sectors. Mr. Vijayan in-depth fundamental research, idea generation and buy/sell recommendations are leveraged across the Micro Cap Growth, Small Cap Growth and Small/Mid Cap Growth strategies. Mr. Vijayan began his career as an equity research analyst for Beekman Capital Management in 2005 covering the technology, media and telecommunications sectors prior to joining Driehaus Capital Management in 2010. Mr. Vijayan received his Bachelors of Technology degree in mechanical engineering from Indian Institute of Technology in 2003 and a Masters of Science in mechanical engineering from Arizona State University in 2005. Mr. Vijayan is a CFA charterholder.

Emerald Mutual Fund Advisers Trust (Emerald). The portfolio managers jointly and primarily responsible for management of the segment of the Portfolio managed by Emerald are Kenneth G. Mertz II, CFA, Stacey L. Sears, and Joseph W. Garner.

Mr. Mertz is Chief Investment Officer and President of Emerald Advisers, LLC and a member of the Small Cap Portfolio Management team. He is also a Co-Manager of the Emerald Finance & Banking Innovation Fund. Portfolio Manager, Emerald Financial Services Private Equity Fund I, LP.; past Trustee and Vice President of the Emerald Mutual Funds; Chief Investment Officer, PA State Employees’ Retirement System (1985-1992); Member, CFA Institute; past Member, Pennsylvania State University Research Foundation; past Trustee, Evangelical Lutheran Church in America Board of Pensions; past Trustee, Pennsylvania State University Endowment Council (1998-2004); and past Chair, President, & Director of Central Pennsylvania Investment Managers. He is currently a board member and was formerly Chairman of Diakon Children, Family and Community Ministries, and the former Chairman of the Diakon Lutheran Fund, its endowment arm. Mr. Mertz has been quoted in The Wall Street Journal and in USA Today, and has served as speaker at various investment seminars and programs across the country. He has been a guest on CNBC’s Mutual Fund Investor, and has been interviewed several times on CNBC and Bloomberg TV. Mr. Mertz graduated from Millersville University with a BA in Economics.

Ms. Sears is Senior Vice President and a senior member of the Small Cap Portfolio Management team, working directly with the research team, interacting with team members across economic sectors and helping guide the day-to-day portfolio management decision-making process. Ms. Sears is also responsible for portfolio risk monitoring, portfolio attribution analysis, as well as Emerald’s portfolio management-related client communications. From a research perspective, Ms. Sears maintains research coverage of the Retail, Apparel, Restaurant, Consumer Goods and Consumer Technology companies. She has been quoted in Fortune, Money, the Dow Jones News Service and various regional newspapers. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.

Mr. Garner is Director of Research and a member of the Small Cap Portfolio Management team. Mr. Garner’s research efforts are focused on small and mid-sized firms in the Business Services, Capital Goods, Consumer, Financial Services, and Technology sectors. He has appeared on Bloomberg Television and CNBC. He also has been quoted in Fortune, Bloomberg Business News, USA Today, Dow Jones News Service, Standard & Poor’s, MarketWatch, Investor’s Business Daily, Wall Street Journal, and other media. Mr. Garner serves as a Director for the Millersville University Foundation and Chairman of the Investment Committee and previously served as the President of the Board of Directors for the Foundation. Prior to joining Emerald in 1994, Mr. Garner was the Program Manager of the PA Economic Development Financing Authority (PEDFA) and an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development. Mr. Garner received an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Massachusetts Financial Services Company (MFS). The portfolio manager who is responsible for the day-to-day management of the segment of the Portfolio managed by MFS is Michael S. Grossman, CFA.

Michael S. Grossman, CFA, is an Investment Officer and equity portfolio manager at MFS. He has been employed in the investment area of MFS since 2005.

UBS Asset Management (Americas) Inc. (UBS). The portfolio managers primarily responsible for management of the segment of the Portfolio managed by UBS are David Wabnik and Samuel Kim, CFA. Within UBS’ Small Cap Growth investment team, each portfolio manager and analyst has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Portfolio invests.

David Wabnik is Head of US Small Cap Growth Equities and a Senior Portfolio Manager at UBS Asset Management. Mr. Wabnik has been an employee of UBS Asset Management since 1995, an Executive Director of UBS Asset Management since 2001, and portfolio manager of the Portfolio since its inception.

Samuel Kim, CFA, is Co-Portfolio Manager and an Executive Director at UBS Asset Management. Mr. Kim has been an investment professional with UBS Asset Management since 2003.

Victory Capital Management Inc. (Victory Capital). The portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Victory Capital are D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, and Christopher W. Clark, CFA and Paul Leung, CFA.

 D. Scott Tracy, CFA, is the Chief Investment Officer of the RS Investments Growth Team. His focus is on the financial, energy, materials and processing sectors. Mr. Tracy has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.

 Stephen J. Bishop is a portfolio manager and analyst on the RS Investments Growth Team. Mr. Bishop has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

 Melissa Chadwick-Dunn is a portfolio manager and analyst on the RS Investments Growth Team. Her primary focus is on the healthcare sector. Ms. Chadwick-Dunn has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.

 Christopher W. Clark, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the healthcare sector. Mr. Clark has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.

Paul Leung, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the technology and utilities sectors. Mr. Leung has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2012, he was a senior investment analyst at Ashland Capital Partners, where he focused on the technology sector. Prior to that, he held research and financial analyst positions at Sterling Johnston Capital Management from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung holds a BS in applied economics and business management from Cornell University. Mr. Leung is a CFA charterholder.

This supplement should be read and retained for future reference.

176STATSUP1